Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The following information is being provided as required by Item 402(x) of Regulation S-K. The Company does not maintain a formal policy or guidelines relating to the grant of stock options close in time to the release of material nonpublic information, and our Compensation Committee intends to grant annual awards of stock options during the first quarter of each year (other than with respect to off-cycle grants in connection with new hire and promotion-related grants). In the event that the Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee will take the existence of such information into consideration in determining whether to delay the grant of stock options. For the calendar year ended December 31, 2024, we did not grant awards of stock options to our executive officers within four business days before or one business day after the release of a quarterly report on Form 10-Q, our annual report on Form 10-K or a current report on Form 8-K disclosing material nonpublic information.

Award Timing Method	The following information is being provided as required by Item 402(x) of Regulation S-K. The Company does not maintain a formal policy or guidelines relating to the grant of stock options close in time to the release of material nonpublic information, and our Compensation Committee intends to grant annual awards of stock options during the first quarter of each year (other than with respect to off-cycle grants in connection with new hire and promotion-related grants). In the event that the Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee will take the existence of such information into consideration in determining whether to delay the grant of stock options.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In the event that the Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee will take the existence of such information into consideration in determining whether to delay the grant of stock options.